UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Premier Institutional Government Reserves
Capital Shares [WABXX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Western Asset Premier Institutional Government Reserves for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Capital Shares[1]	$5	0.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$7,978,603,034
Total Number of Portfolio Holdings*	166
*	Reflects holdings of Government Portfolio.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of Government Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Premier Institutional Government Reserves	PAGE 1	WPGCC-STSR-0425

Western Asset Premier Institutional Government Reserves
Premium Shares [WACXX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Western Asset Premier Institutional Government Reserves for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Premium Shares[1]	$6	0.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$7,978,603,034
Total Number of Portfolio Holdings*	166
*	Reflects holdings of Government Portfolio.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of Government Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Premier Institutional Government Reserves	PAGE 1	WPGPC-STSR-0425

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Premier Institutional Government Reserves
Financial Statements and Other Important Information
Semi-Annual  | February 28, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Notes to Financial Statements	29
Changes in and Disagreements with Accountants	34
Results of Meeting(s) of Shareholders	34
Remuneration Paid to Directors, Officers and Others	34
franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Statement of Assets and Liabilities (unaudited)
February 28, 2025

Assets:
Investment in Government Portfolio, at value	$7,988,368,358
Prepaid expenses	24,644
Total Assets	7,988,393,002
Liabilities:
Distributions payable	9,159,193
Investment management fee payable	509,777
Trustees’ fees payable	233
Accrued expenses	120,765
Total Liabilities	9,789,968
Total Net Assets	$7,978,603,034
Net Assets:
Par value (Note 5)	$79,790
Paid-in capital in excess of par value	7,978,889,416
Total distributable earnings (loss)	(366,172)
Total Net Assets	$7,978,603,034
Net Assets:
Capital Shares	$1,838,263,175
Premium Shares	$6,140,339,859
Shares Outstanding:
Capital Shares	1,838,438,331
Premium Shares	6,140,557,329
Net Asset Value:
Capital Shares	$1.00
Premium Shares	$1.00
See Notes to Financial Statements.

Western Asset Premier Institutional Government Reserves 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2025

Investment Income:
Income from Government Portfolio	$133,395,098
Allocated expenses from Government Portfolio	(2,965,667)
Allocated waiver and/or expense reimbursements from Government Portfolio	2,817,876
Total Investment Income	133,247,307
Expenses:
Investment management fee (Note 2)	5,901,223
Transfer agent fees (Notes 2 and 3)	95,597
Trustees’ fees	75,122
Legal fees	63,119
Registration fees	24,004
Audit and tax fees	11,493
Fund accounting fees	4,886
Shareholder reports	3,648
Insurance	3,086
Miscellaneous expenses	6,613
Total Expenses	6,188,791
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(2,960,601)
Net Expenses	3,228,190
Net Investment Income	130,019,117
Net Realized Gain on Investments From Government Portfolio	74,100
Increase in Net Assets From Operations	$130,093,217
See Notes to Financial Statements.
Western Asset Premier Institutional Government Reserves 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2025 (unaudited) and the Year Ended August 31, 2024	2025	2024
Operations:
Net investment income	$130,019,117	$119,878,041
Net realized gain	74,100	119,772
Increase in Net Assets From Operations	130,093,217	119,997,813
Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(130,021,041)	(119,879,401)
Decrease in Net Assets From Distributions to Shareholders	(130,021,041)	(119,879,401)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	32,206,000,255	30,570,099,035
Reinvestment of distributions	50,499,368	46,317,548
Cost of shares repurchased	(33,238,310,116)	(23,334,648,468)
Increase (Decrease) in Net Assets From Fund Share Transactions	(981,810,493)	7,281,768,115
Increase (Decrease) in Net Assets	(981,738,317)	7,281,886,527
Net Assets:
Beginning of period	8,960,341,351	1,678,454,824
End of period	$7,978,603,034	$8,960,341,351
See Notes to Financial Statements.

Western Asset Premier Institutional Government Reserves 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Capital Shares	2025[1]	2024	2023	2022	2021[2]	2020[2,3]
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.023	0.053	0.043	0.005	0.000 [4]	0.006
Net realized gain (loss)[4]	0.000	0.000	(0.000)	(0.000)	(0.000)	(0.000)
Total income from operations	0.023	0.053	0.043	0.005	0.000 [4]	0.006
Less distributions from:
Net investment income	(0.023)	(0.053)	(0.043)	(0.005)	(0.000)[4]	(0.006)
Total distributions	(0.023)	(0.053)	(0.043)	(0.005)	(0.000)[4]	(0.006)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[5]	2.32%	5.41%	4.38%	0.50%	0.02%	0.65%
Net assets, end of period (millions)	$1,838	$953	$1,601	$498	$101	$101
Ratios to average net assets:
Gross expenses[6,7]	0.33%[8]	0.35%	0.36%	0.37%	0.42%	38.35%[8]
Net expenses[7,9,10]	0.10 [8]	0.12	0.12	0.08	0.12	0.12 [8]
Net investment income	4.62 [8]	5.28	4.36	0.74	0.05	0.77 [8]

[1]	For the six months ended February 28, 2025 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]	For the period October 30, 2019 (inception date) to August 31, 2020.
[4]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by
Government Portfolio.

[7]	Includes the Fund’s share of Government Portfolio’s allocated expenses.
[8]	Annualized.
[9]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Capital Shares did not exceed 0.12%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[10]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Premier Institutional Government Reserves 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Premium Shares	2025[1]	2024	2023	2022	2021[2]	2020[2,3]
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.023	0.053	0.043	0.005	0.000 [4]	0.006
Net realized gain (loss)[4]	0.000	0.000	(0.000)	(0.000)	(0.000)	(0.000)
Total income from operations	0.023	0.053	0.043	0.005	0.000 [4]	0.006
Less distributions from:
Net investment income	(0.023)	(0.053)	(0.043)	(0.005)	(0.000)[4]	(0.006)
Total distributions	(0.023)	(0.053)	(0.043)	(0.005)	(0.000)[4]	(0.006)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[5]	2.31%	5.39%	4.36%	0.46%	0.02%	0.63%
Net assets, end of period (000s)	$6,140,340	$8,007,246	$77,916	$162,843	$1,035,980	$2,108,655
Ratios to average net assets:
Gross expenses[6,7]	0.33%[8]	0.35%	0.38%	0.40%	0.37%	0.38%[8]
Net expenses[7,9,10]	0.12 [8]	0.14	0.14	0.10	0.09	0.14 [8]
Net investment income	4.62 [8]	5.26	4.25	0.23	0.01	0.68 [8]

[1]	For the six months ended February 28, 2025 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]	For the period October 30, 2019 (inception date) to August 31, 2020.
[4]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by
Government Portfolio.

[7]	Includes the Fund’s share of Government Portfolio’s allocated expenses.
[8]	Annualized.
[9]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Premium Shares did not exceed 0.14%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[10]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Premier Institutional Government Reserves 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Premier Institutional Government Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.
The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (28.3% at February 28, 2025) in the net assets of the Portfolio.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.
(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
Western Asset Premier Institutional Government Reserves 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150
Since the Fund invests all of its investable assets in the Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by the Portfolio.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary

Western Asset Premier Institutional Government Reserves 2025 Semi-Annual Report

expenses and acquired fund fees and expenses, to average net assets of Capital Shares and Premium Shares did not exceed 0.12% and 0.14%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the six months ended February 28, 2025, fees waived and/or expenses reimbursed amounted to $2,960,601.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Class specific expenses, waivers and/or expense reimbursements
For the six months ended February 28, 2025, class specific expenses were as follows:

Transfer Agent Fees
Capital Shares	$21,145
Premium Shares	74,452
Total	$95,597
For the six months ended February 28, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Capital Shares	$551,282
Premium Shares	2,409,319
Total	$2,960,601
4. Distributions to shareholders by class

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Net Investment Income:
Capital Shares	$20,472,329	$52,733,406
Premium Shares	109,548,712	67,145,995
Total	$130,021,041	$119,879,401
Western Asset Premier Institutional Government Reserves 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
5. Shares of beneficial interest
At February 28, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Capital Shares
Shares sold	8,578,829,119	5,497,800,000
Shares issued on reinvestment	9,380,747	17,133,330
Shares repurchased	(7,703,054,129)	(6,162,734,636)
Net increase (decrease)	885,155,737	(647,801,306)
Premium Shares
Shares sold	23,627,171,136	25,072,299,035
Shares issued on reinvestment	41,118,621	29,184,218
Shares repurchased	(25,535,255,987)	(17,171,913,832)
Net increase (decrease)	(1,866,966,230)	7,929,569,421
Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.
6. Deferred capital losses
As of August 31, 2024, the Fund had deferred capital losses of $432,879, which have no expiration date, that will be available to offset future taxable capital gains.
7. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Schedule of Investments of the Portfolio provides details of investments that generate returns such as interest, dividends, and

Western Asset Premier Institutional Government Reserves 2025 Semi-Annual Report

realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
Western Asset Premier Institutional Government Reserves 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Premier Institutional Government Reserves

Schedule of Investments (unaudited)
February 28, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 98.7%
U.S. Government Agencies — 23.8%
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.995%)	4.505%	3/20/25	$50,000,000	$50,000,000 (a)
Federal Farm Credit Bank (FFCB)	5.000%	3/28/25	40,000,000	40,000,000
Federal Farm Credit Bank (FFCB) (SOFR + 0.140%)	4.500%	4/25/25	115,000,000	114,992,933 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.040%)	4.460%	6/18/25	110,000,000	109,995,260 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.190%)	4.520%	6/20/25	25,000,000	25,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.130%)	4.520%	8/13/25	75,000,000	75,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.065%)	4.455%	9/5/25	70,000,000	70,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.155%)	4.545%	9/5/25	25,000,000	25,011,052 (a)
Federal Farm Credit Bank (FFCB)	4.390%	9/8/25	50,000,000	50,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.010%)	4.490%	9/15/25	50,000,000	50,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.155%)	4.545%	9/15/25	25,000,000	25,011,886 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.300%)	4.690%	10/3/25	17,000,000	17,023,919 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.135%)	4.465%	11/10/25	43,500,000	43,509,710 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	4.440%	11/21/25	72,000,000	71,994,691 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.070%)	4.430%	11/28/25	200,000,000	200,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.155%)	4.545%	11/28/25	30,000,000	30,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.190%)	4.550%	12/1/25	25,000,000	25,005,513 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	4.460%	1/15/26	48,270,000	48,270,000 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.060%)	4.390%	1/16/26	60,000,000	60,000,000 (a)
Federal Farm Credit Bank (FFCB)	4.125%	2/3/26	47,780,000	47,720,362
See Notes to Financial Statements.
Government Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	4.480%	2/12/26	$147,500,000	$147,517,104 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.120%)	4.450%	3/6/26	155,000,000	154,998,962 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.110%)	4.470%	3/11/26	73,400,000	73,400,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.025%)	4.475%	3/18/26	125,000,000	125,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.085%)	4.475%	3/20/26	50,000,000	50,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.030%)	4.470%	4/17/26	87,500,000	87,500,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	4.440%	5/7/26	50,000,000	50,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.120%)	4.480%	5/8/26	9,280,000	9,281,494 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	4.480%	5/14/26	99,875,000	99,857,090 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.085%)	4.445%	5/15/26	120,000,000	120,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	4.480%	5/21/26	16,000,000	16,000,487 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.070%)	4.430%	5/22/26	17,790,000	17,790,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.040%)	4.460%	5/28/26	40,000,000	40,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.040%)	4.460%	6/12/26	25,549,000	25,549,061 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	4.490%	6/18/26	15,000,000	15,001,655 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.990%)	4.510%	6/18/26	3,552,000	3,552,440 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.020%)	4.480%	6/22/26	148,300,000	148,266,515 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.130%)	4.520%	7/2/26	7,800,000	7,802,953 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.045%)	4.455%	7/15/26	25,000,000	25,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.085%)	4.475%	8/7/26	37,780,000	37,780,000 (a)
See Notes to Financial Statements.

Government Portfolio 2025 Semi-Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (SOFR + 0.130%)	4.520%	8/28/26	$7,000,000	$7,003,937 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.130%)	4.460%	11/24/26	57,790,000	57,790,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.055%)	4.445%	2/26/27	45,000,000	45,000,000 (a)
Federal Farm Credit Bank (FFCB), Discount Notes	4.318%	8/25/25	18,800,000	18,416,402 (b)
Federal Farm Credit Bank (FFCB), Discount Notes	4.319%	8/29/25	25,000,000	24,478,368 (b)
Federal Farm Credit Bank (FFCB), Discount Notes	4.343%	9/2/25	20,000,000	19,571,417 (b)
Federal Home Loan Bank (FHLB)	0.500%	4/14/25	53,060,000	52,813,526
Federal Home Loan Bank (FHLB) (SOFR + 0.140%)	4.530%	4/21/25	75,000,000	75,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.135%)	4.525%	5/2/25	9,970,000	9,970,459 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.150%)	4.540%	5/28/25	17,915,000	17,916,858 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.030%)	4.420%	6/9/25	25,000,000	25,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.115%)	4.505%	6/16/25	50,000,000	50,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.040%)	4.430%	6/18/25	20,000,000	20,000,275 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.005%)	4.395%	6/27/25	40,000,000	40,000,259 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.115%)	4.475%	7/8/25	100,000,000	100,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.155%)	4.545%	7/8/25	12,050,000	12,051,370 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.155%)	4.545%	8/21/25	18,195,000	18,196,190 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.155%)	4.545%	8/22/25	11,055,000	11,055,733 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.130%)	4.520%	10/3/25	200,145,000	200,151,674 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.150%)	4.540%	12/11/25	75,000,000	75,000,000 (a)
Federal Home Loan Bank (FHLB)	4.500%	12/12/25	32,050,000	32,106,905
See Notes to Financial Statements.
Government Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB) (SOFR + 0.145%)	4.505%	1/5/26	$100,000,000	$100,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.090%)	4.480%	2/2/26	130,000,000	130,003,265 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.090%)	4.480%	2/19/26	100,000,000	100,000,000 (a)
Federal Home Loan Bank (FHLB)	4.500%	3/13/26	10,000,000	10,019,998
Federal Home Loan Bank (FHLB) (SOFR + 0.110%)	4.500%	4/7/26	6,830,000	6,832,159 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.110%)	4.500%	4/10/26	81,000,000	80,984,215 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.120%)	4.480%	5/15/26	75,000,000	75,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.085%)	4.445%	6/24/26	25,000,000	25,012,555 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.090%)	4.450%	7/24/26	100,000,000	100,012,983 (a)
Federal Home Loan Bank (FHLB), Discount Notes	4.013%	3/5/25	133,250,000	133,178,193 (b)
Federal Home Loan Bank (FHLB), Discount Notes	3.866%	3/7/25	361,830,000	361,566,895 (b)
Federal Home Loan Bank (FHLB), Discount Notes	4.193%	3/21/25	150,000,000	149,645,917 (b)
Federal Home Loan Bank (FHLB), Discount Notes	4.316%	4/1/25	211,200,000	210,419,053 (b)
Federal Home Loan Bank (FHLB), Discount Notes	4.418%	5/7/25	106,020,000	105,169,572 (b)
Federal Home Loan Bank (FHLB), Discount Notes	4.224%	5/16/25	230,000,000	228,001,340 (b)
Federal Home Loan Bank (FHLB), Discount Notes	4.361%	9/23/25	169,780,000	165,719,051 (b)
Federal Home Loan Mortgage Corp. (FHLMC)	4.050%	8/28/25	4,799,000	4,791,798
Federal Home Loan Mortgage Corp. (FHLMC)	0.590%	10/8/25	57,800,000	56,533,788
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.100%)	4.490%	2/9/26	148,270,000	148,270,000 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.110%)	4.470%	3/5/26	94,300,000	94,300,000 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.115%)	4.505%	4/2/26	97,400,000	97,400,000 (a)
See Notes to Financial Statements.

Government Portfolio 2025 Semi-Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.110%)	4.500%	5/7/26	$73,000,000	$73,000,000 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.140%)	4.530%	10/16/26	75,027,000	75,110,991 (a)
Federal National Mortgage Association (FNMA)	0.700%	7/14/25	3,250,000	3,204,805
Federal National Mortgage Association (FNMA)	0.650%	8/25/25	73,560,000	72,221,531
Federal National Mortgage Association (FNMA)	0.500%	11/7/25	53,620,000	52,258,839
Federal National Mortgage Association (FNMA) (SOFR + 0.120%)	4.510%	7/29/26	75,000,000	75,000,000 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.135%)	4.525%	8/21/26	292,540,000	292,550,581 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	4.530%	9/11/26	85,600,000	85,600,000 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	4.530%	10/23/26	66,000,000	66,000,000 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	4.530%	11/20/26	124,910,000	124,910,758 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	4.530%	12/11/26	85,960,000	85,960,024 (a)

Total U.S. Government Agencies				6,733,034,771
U.S. Treasury Bills — 8.8%
U.S. Treasury Bills	3.400%	3/4/25	50,000,000	49,981,685 (b)
U.S. Treasury Bills	3.987%	3/6/25	70,000,000	69,955,025 (b)
U.S. Treasury Bills	3.988%	3/11/25	150,000,000	149,823,333 (b)
U.S. Treasury Bills	4.070%	3/13/25	150,000,000	149,787,000 (b)
U.S. Treasury Bills	4.285%	3/18/25	180,000,000	179,627,983 (b)
U.S. Treasury Bills	4.359%	3/25/25	200,000,000	199,416,333 (b)
U.S. Treasury Bills	4.243%	3/27/25	147,370,000	146,917,656 (b)
U.S. Treasury Bills	4.415%	4/1/25	161,700,000	161,088,729 (b)
U.S. Treasury Bills	4.283%	4/3/25	245,000,000	244,044,788 (b)
U.S. Treasury Bills	4.365%	4/8/25	271,700,000	270,462,482 (b)
U.S. Treasury Bills	4.361%	4/10/25	75,000,000	74,641,250 (b)
U.S. Treasury Bills	4.398%	4/24/25	50,000,000	49,676,750 (b)
U.S. Treasury Bills	4.425%	5/1/25	65,000,000	64,523,649 (b)
U.S. Treasury Bills	4.472%	5/29/25	115,000,000	113,766,034 (b)
U.S. Treasury Bills	4.441%	6/5/25	280,000,000	276,785,600 (b)
U.S. Treasury Bills	4.369%	6/17/25	100,000,000	98,731,000 (b)
See Notes to Financial Statements.
Government Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Bills — continued
U.S. Treasury Bills	4.236%	7/1/25	$110,000,000	$108,472,834 (b)(c)
U.S. Treasury Bills	4.391%	8/21/25	75,000,000	73,479,042 (b)

Total U.S. Treasury Bills				2,481,181,173
U.S. Treasury Notes — 8.0%
U.S. Treasury Notes	0.375%	4/30/25	80,000,000	79,487,963
U.S. Treasury Notes	3.875%	4/30/25	235,070,000	234,663,261
U.S. Treasury Notes	2.750%	5/15/25	50,000,000	49,789,763
U.S. Treasury Notes	4.625%	6/30/25	114,000,000	113,878,590
U.S. Treasury Notes	2.875%	7/31/25	96,500,000	95,698,596
U.S. Treasury Notes	0.250%	9/30/25	223,500,000	218,295,628
U.S. Treasury Notes	5.000%	9/30/25	175,700,000	176,369,116
U.S. Treasury Notes	0.250%	10/31/25	53,500,000	52,061,288
U.S. Treasury Notes	5.000%	10/31/25	55,000,000	55,213,221
U.S. Treasury Notes	4.875%	11/30/25	83,300,000	83,593,120
U.S. Treasury Notes	0.375%	12/31/25	141,600,000	137,143,420
U.S. Treasury Notes	4.250%	12/31/25	397,880,000	397,849,747
U.S. Treasury Notes	3.875%	1/15/26	103,600,000	103,262,777
U.S. Treasury Notes	4.250%	1/31/26	26,650,000	26,644,514
U.S. Treasury Notes	1.625%	2/15/26	163,040,000	158,978,565
U.S. Treasury Notes	4.625%	2/28/26	180,530,000	181,115,105
U.S. Treasury Notes	0.750%	3/31/26	57,000,000	54,950,019
U.S. Treasury Notes	4.500%	3/31/26	44,000,000	44,144,014

Total U.S. Treasury Notes				2,263,138,707
Repurchase Agreements — 58.1%
Bank of Montreal tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $200,071,000; (Fully collateralized by U.S. government obligations, 0.000% to 4.250% due 4/30/25 to 2/15/49; Market value — $204,000,003)	4.260%	3/3/25	200,000,000	200,000,000
Bank of Montreal tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $300,107,500; (Fully collateralized by U.S. government obligations, 1.250% to 4.500% due 8/31/26 to 12/31/31; Market value — $306,000,008)	4.300%	3/3/25	300,000,000	300,000,000
See Notes to Financial Statements.

Government Portfolio 2025 Semi-Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Bank of Montreal tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $200,072,667; (Fully collateralized by U.S. government obligations, 5.516% to 5.996% due 9/20/54 to 11/20/54; Market value — $210,000,000)	4.360%	3/3/25	$200,000,000	$200,000,000
BMO Capital Markets Corp. tri-party repurchase agreement dated 2/12/25; Proceeds at maturity — $200,648,000; (Fully collateralized by U.S. government obligations, 0.000% to 7.000% due 5/2/25 to 2/20/65; Market value — $209,310,762)	4.320%	3/11/25	200,000,000	200,000,000
BMO Capital Markets Corp. tri-party repurchase agreement dated 2/5/25; Proceeds at maturity — $200,672,000; (Fully collateralized by U.S. government obligations, 1.250% to 7.000% due 2/28/26 to 2/20/65; Market value — $208,409,845)	4.320%	3/5/25	200,000,000	200,000,000
BNP Paribas SA tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $500,181,667; (Fully collateralized by U.S. government obligations, 1.500% to 7.209% due 7/1/28 to 7/20/64; Market value — $511,315,544)	4.360%	3/3/25	500,000,000	500,000,000
BofA Securities Inc. tri-party repurchase agreement dated 1/17/25; Proceeds at maturity — $101,125,389; (Fully collateralized by U.S. government obligations, 1.500% to 7.037% due 8/1/26 to 2/20/64; Market value — $102,000,000)	4.310%	4/21/25	100,000,000	100,000,000
BofA Securities Inc. tri-party repurchase agreement dated 12/18/24; Proceeds at maturity — $101,095,000; (Fully collateralized by U.S. government obligations, 3.000% to 7.000% due 2/1/26 to 10/15/59; Market value — $102,000,000)	4.380%	3/18/25	100,000,000	100,000,000
See Notes to Financial Statements.
Government Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
BofA Securities Inc. tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $250,090,417; (Fully collateralized by U.S. government obligations, 0.125% to 4.500% due 4/15/25 to 8/15/41; Market value — $255,000,051)	4.340%	3/3/25	$250,000,000	$250,000,000
BofA Securities Inc. tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $900,326,250; (Fully collateralized by U.S. government obligations, 4.000% to 4.125% due 2/28/30 to 2/29/32; Market value — $918,000,023)	4.350%	3/3/25	900,000,000	900,000,000
BofA Securities Inc. tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $1,000,363,333; (Fully collateralized by U.S. government obligations, 2.000% to 8.500% due 1/1/26 to 12/15/64; Market value — $1,020,000,000)	4.360%	3/3/25	1,000,000,000	1,000,000,000
Canadian Imperial Bank of Commerce tri- party repurchase agreement dated 1/30/25; Proceeds at maturity — $150,880,979; (Fully collateralized by U.S. government obligations, 0.125% to 4.875% due 9/30/25 to 2/15/54; Market value — $153,587,711)	4.315%	3/20/25	150,000,000	150,000,000
Canadian Imperial Bank of Commerce tri- party repurchase agreement dated 2/27/25; Proceeds at maturity — $150,252,000; (Fully collateralized by U.S. government obligations, 0.125% to 5.000% due 10/31/25 to 5/15/54; Market value — $153,073,642)	4.320%	3/13/25	150,000,000	150,000,000
Canadian Imperial Bank of Commerce tri- party repurchase agreement dated 2/28/25; Proceeds at maturity — $55,019,938; (Fully collateralized by U.S. government obligations, 0.000% to 4.375% due 5/22/25 to 2/15/54; Market value — $56,120,379)	4.350%	3/3/25	55,000,000	55,000,000
See Notes to Financial Statements.

Government Portfolio 2025 Semi-Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Canadian Imperial Bank of Commerce tri- party repurchase agreement dated 2/28/25; Proceeds at maturity — $115,041,783; (Fully collateralized by U.S. government obligations, 0.375% to 8.000% due 8/15/25 to 8/20/64; Market value — $117,342,619)	4.360%	3/3/25	$115,000,000	$115,000,000
Credit Agricole SA tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $500,179,167; (Fully collateralized by U.S. government obligations, 4.000% to 7.000% due 3/20/53 to 1/20/55; Market value — $510,000,000)	4.300%	3/3/25	500,000,000	500,000,000
Credit Agricole SA tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $160,058,000; (Fully collateralized by U.S. government obligations, 5.852% due 11/25/54; Market value — $168,000,001)	4.350%	3/3/25	160,000,000	160,000,000
Credit Agricole SA tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $350,127,167; (Fully collateralized by U.S. government obligations, 4.500% to 6.500% due 12/1/52 to 1/1/55; Market value — $357,000,000)	4.360%	3/3/25	350,000,000	350,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $480,174,000; (Fully collateralized by U.S. government obligations, 4.375% due 5/15/34; Market value — $489,600,056)	4.350%	3/3/25	480,000,000	480,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $1,450,525,625; (Fully collateralized by U.S. government obligations, 0.375% to 4.125% due 8/16/27 to 10/15/27; Market value — $1,479,000,000)	4.350%	3/3/25	1,450,000,000	1,450,000,000
See Notes to Financial Statements.
Government Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $1,382,060,966; (Fully collateralized by U.S. government obligations, 0.750% to 4.875% due 5/15/26 to 6/30/26; Market value — $1,409,190,267)	4.360%	3/3/25	$1,381,559,000	$1,381,559,000
ING Financial Markets LLC tri-party repurchase agreement dated 1/30/25; Proceeds at maturity — $502,953,611; (Fully collateralized by U.S. government obligations, 2.000% to 7.000% due 12/1/47 to 7/1/56; Market value — $510,000,000)	4.340%	3/20/25	500,000,000	500,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $45,016,313; (Fully collateralized by U.S. government obligations, 3.750% due 5/31/30; Market value — $45,900,001)	4.350%	3/3/25	45,000,000	45,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $400,145,333; (Fully collateralized by U.S. government obligations, 3.000% to 6.000% due 1/1/51 to 2/1/55; Market value — $408,000,000)	4.360%	3/3/25	400,000,000	400,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $200,072,000; (Fully collateralized by U.S. government obligations, 1.250% due 4/15/28; Market value — $204,073,504)	4.320%	3/3/25	200,000,000	200,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $165,059,950; (Fully collateralized by U.S. government obligations, 4.125% due 11/15/27 to 11/15/32; Market value — $168,361,160)	4.360%	3/3/25	165,000,000	165,000,000
See Notes to Financial Statements.

Government Portfolio 2025 Semi-Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
JPMorgan Securities LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $200,072,667; (Fully collateralized by U.S. government obligations, 2.250% due 8/15/27; Market value — $204,074,176)	4.360%	3/3/25	$200,000,000	$200,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $3,001,092,500; (Fully collateralized by U.S. government obligations, 1.500% to 9.000% due 8/1/28 to 3/1/55; Market value — $3,061,114,350)	4.370%	3/3/25	3,000,000,000	3,000,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $250,090,625; (Fully collateralized by U.S. government obligations, 2.000% to 7.000% due 4/1/25 to 1/20/55; Market value — $255,000,000)	4.350%	3/3/25	250,000,000	250,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $200,072,833; (Fully collateralized by U.S. government obligations, 2.000% to 7.000% due 4/1/25 to 1/1/55; Market value — $204,000,000)	4.370%	3/3/25	200,000,000	200,000,000
Nomura Securities International Inc. tri- party repurchase agreement dated 2/28/25; Proceeds at maturity — $600,218,000; (Fully collateralized by U.S. government obligations, 1.500% to 7.375% due 4/1/25 to 5/1/56; Market value — $612,222,360)	4.360%	3/3/25	600,000,000	600,000,000
Societe Generale NY tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $700,254,333; (Fully collateralized by U.S. government obligations, 2.000% to 5.500% due 9/1/50 to 9/1/53; Market value — $714,000,000)	4.360%	3/3/25	700,000,000	700,000,000
See Notes to Financial Statements.
Government Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
TD Securities LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $237,643,510; (Fully collateralized by U.S. government obligations, 3.875% to 4.125% due 12/31/27 to 11/30/31; Market value — $242,308,142)	4.370%	3/3/25	$237,557,000	$237,557,000
TD Securities LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $100,036,500; (Fully collateralized by U.S. government obligations, 5.996% to 6.000% due 8/1/54 to 11/20/54; Market value — $103,527,166)	4.380%	3/3/25	100,000,000	100,000,000
Wells Fargo Securities LLC tri-party repurchase agreement dated 1/6/25; Proceeds at maturity — $101,094,528; (Fully collateralized by U.S. government obligations, 2.000% to 6.500% due 1/1/26 to 2/1/55; Market value — $102,000,000)	4.330%	4/7/25	100,000,000	100,000,000
Wells Fargo Securities LLC tri-party repurchase agreement dated 2/28/25; Proceeds at maturity — $850,309,542; (Fully collateralized by U.S. government obligations, 1.500% to 7.000% due 7/1/29 to 3/1/55; Market value — $867,000,001)	4.370%	3/3/25	850,000,000	850,000,000
Wells Fargo Securities LLC tri-party repurchase agreement dated 2/5/25; Proceeds at maturity — $151,671,333; (Fully collateralized by U.S. government obligations, 0.000% to 6.750% due 5/23/25 to 9/15/65; Market value — $153,003,246)	4.360%	5/8/25	150,000,000	150,000,000

Total Repurchase Agreements				16,439,116,000
Total Investments — 98.7% (Cost — $27,916,470,651#)				27,916,470,651
Other Assets in Excess of Liabilities — 1.3%				355,100,257
Total Net Assets — 100.0%				$28,271,570,908

See Notes to Financial Statements.

Government Portfolio 2025 Semi-Annual Report

 Government Portfolio
#	Aggregate cost for federal income tax purposes is substantially the same.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.
(c)	Securities traded on a when-issued or delayed delivery basis.

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Government Portfolio 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
February 28, 2025

Assets:
Investments, at value	$11,477,354,651
Repurchase agreements, at value	16,439,116,000
Cash	562,867,225
Interest receivable	49,742,630
Total Assets	28,529,080,506
Liabilities:
Payable for securities purchased	257,187,730
Trustees’ fees payable	24,653
Accrued expenses	297,215
Total Liabilities	257,509,598
Total Net Assets	$28,271,570,908
Represented by:
Paid-in capital	$28,271,570,908
See Notes to Financial Statements.

Government Portfolio 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2025

Investment Income:
Interest	$587,037,184
Expenses:
Investment management fee (Note 2)	12,424,398
Trustees’ fees	293,101
Fund accounting fees	141,566
Legal fees	118,924
Custody fees	31,315
Audit and tax fees	17,190
Miscellaneous expenses	50,432
Total Expenses	13,076,926
Less: Fee waivers and/or expense reimbursements (Note 2)	(12,424,398)
Net Expenses	652,528
Net Investment Income	586,384,656
Net Realized Gain on Investments	348,079
Increase in Net Assets From Operations	$586,732,735
See Notes to Financial Statements.
Government Portfolio 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2025 (unaudited) and the Year Ended August 31, 2024	2025	2024
Operations:
Net investment income	$586,384,656	$1,122,397,382
Net realized gain	348,079	1,009,670
Increase in Net Assets From Operations	586,732,735	1,123,407,052
Capital Transactions:
Proceeds from contributions	93,446,715,251	189,641,084,362
Value of withdrawals	(94,193,617,197)	(182,717,180,632)
Increase (Decrease) in Net Assets From Capital Transactions	(746,901,946)	6,923,903,730
Increase (Decrease) in Net Assets	(160,169,211)	8,047,310,782
Net Assets:
Beginning of period	28,431,740,119	20,384,429,337
End of period	$28,271,570,908	$28,431,740,119
See Notes to Financial Statements.

Government Portfolio 2025 Semi-Annual Report

Financial Highlights

For the years ended August 31, unless otherwise noted:
	2025[1]	2024	2023	2022	2021	2020
Net assets, end of period (millions)	$28,272	$28,432	$20,384	$13,797	$18,484	$19,125
Total return[2]	2.37%	5.55%	4.52%	0.55%	0.10%	1.08%
Ratios to average net assets:
Gross expenses	0.11%[3]	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01 [3]	0.01	0.01	0.01	0.01	0.01
Net investment income	4.72 [3]	5.39	4.51	0.49	0.10	0.95

[1]	For the six months ended February 28, 2025 (unaudited).
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.
[4]
The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee.
Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Government Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue beneficial interests in the Portfolio. At February 28, 2025, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Government Portfolio 2025 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$27,916,470,651	—	$27,916,470,651

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and
Government Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.
(e) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.
(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.
(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

Government Portfolio 2025 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.
As a result of the investment management agreement between FTFA and the feeder fund, FTFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the six months ended February 28, 2025, fees waived and/or expenses reimbursed amounted to $12,424,398.
FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Derivative instruments and hedging activities
During the six months ended February 28, 2025, the Portfolio did not invest in derivative instruments.
4. Operating segments
The Portfolio has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio’s financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Government Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.

Government Portfolio 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Government Portfolio

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Western Asset
Premier Institutional Government Reserves
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
BNY Mellon Investment
Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Premier Institutional Government Reserves
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset Premier Institutional Government Reserves
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Premier Institutional Government Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•  Personal information included on applications or other forms;
•  Account balances, transactions, and mutual fund holdings and positions;
•  Bank account information, legal documents, and identity verification documentation; and
•  Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•  Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•  Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE SEMI-ANNUAL REPORT

92110-SFSOI 4/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 21, 2025